Note 22 - Subsequent Events (Details)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 22 - Subsequent Events (Details) [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%	4.00%
Minimum [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	8.00%	8.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		12.00%